Note 8 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
8.    DEPOSITS

Time deposits at December 31, 2012, mature $98,028,000, $35,512,000, $41,164,000, $15,097,000, and $6,952,000 during 2013, 2014, 2015, 2016, and 2017, respectively.

Maturities on time deposits of $100,000 or more at December 31, 2012, are as follows:

(Dollar amounts in thousands)	Amount	Percent of Total

Within three months	$10,031	12.55%
Beyond three but within six months	9,005	11.27
Beyond six but within twelve months	18,234	22.82
Beyond one year	42,648	53.36

Total	$79,918	100.00%

The aggregate of all time deposit accounts of $100,000 or more amounted to $86,793,000 at December 31, 2011.